Exhibit 99.1

Continental Credit Card ABS 2016-1, LLC

Asset-Backed Notes

Sample Receivables Agreed-Upon Procedures

Report To:

Continental Finance Company, LLC

Natixis Securities Americas LLC

31 October 2016

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Continental Finance Company, LLC

121 Continental Drive, Suite 108

Newark, Delaware 19713

Natixis Securities Americas LLC

1251 Avenue of the Americas

New York, New York 10020

Re:	Continental Credit Card ABS 2016-1, LLC (the “Issuer”)
Asset-Backed Notes (the “Notes”)
Sample Receivables Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of credit card accounts (the “Receivables”) relating to the Issuer’s securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Continental Finance Company, LLC (the “Servicer”), on behalf of the Issuer, provided us with:

a.                                      Electronic data files:

i.                                          Labeled “eyfdr.txt” and the corresponding record layout and decode information (the “Part A Preliminary Base Data File”) that the Servicer, on behalf of the Issuer, indicated contains information as of 31 July 2016 (the “Preliminary Cut Off Date”) relating to certain Preliminary Receivables (as defined in Attachment A),

ii.                                       Labeled “eyfis.txt” and the corresponding record layout and decode information (the “Part B Preliminary Base Data File,” together with the Part A Preliminary Base Data File, the “Preliminary Base Data Files”) that the Servicer, on behalf of the Issuer, indicated contains information as of the Preliminary Cut Off Date relating to certain Preliminary Receivables,

iii.                                    Labeled “eyfdr v3.txt” and the corresponding record layout and decode information (the “Part A Preliminary Data File”) that the Servicer, on behalf of the Issuer, indicated contains updated information as of the Preliminary Cut Off Date relating to certain Preliminary Receivables,

iv.                                   Labeled “eyfis v5.txt” and the corresponding record layout and decode information (the “Part B Preliminary Data File,” together with the Part A Preliminary Data File, the “Preliminary Data Files”) that the Servicer, on behalf of the Issuer, indicated contains updated information as of the Preliminary Cut Off Date relating to certain Preliminary Receivables,

v.                                      Labeled “ey11fis.txt” and the corresponding record layout and decode information (the “Part A Data File”) that the Servicer, on behalf of the Issuer, indicated contains information as of 30 September 2016 (the “Cut Off Date”) relating to certain Receivables and

vi.                                   Labeled “ey12fdr.txt” and the corresponding record layout and decode information (the “Part B Data File,” together with the Part A Data File, the “Data Files,” and together with the Preliminary Base Data Files and Preliminary Data Files, the “Provided Data Files”) that the Servicer, on behalf of the Issuer, indicated contains information as of the Cut Off Date relating to certain Receivables,

b.                                      Imaged copies of certain printed screen shots from the Servicer’s servicing system (collectively, the “Source Document”) for each Sample Receivable (as defined in Attachment A),

c.                                       The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File and Data File (both as defined in Attachment A), which are shown on Exhibit 1 to Attachment A, and

d.                                      Instructions, assumptions and methodologies, which are described in Attachment A.

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The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Files, Source Document, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Base Data File (as defined in Attachment A), Preliminary Data File or Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Document or any other information provided to us by the Servicer, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.                                      Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.                                      Making any findings with respect to:

i.                                          Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.                                       The value of the collateral securing the Receivables,

iii.                                    Whether the originators of the Receivables complied with federal, state or local laws or regulations or

iv.                                   Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

31 October 2016

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Attachment A

Procedures performed and our associated findings

1.                                      As instructed by the Servicer, on behalf of the Issuer, we combined the information on the Part A Preliminary Base Data File and Part B Preliminary Base Data File.  The Preliminary Base Data Files, as combined, are hereinafter referred to as the “Preliminary Base Data File” and the credit card accounts on the Preliminary Base Data File are hereinafter referred to as the “Preliminary Receivables.”  The Servicer, on behalf of the Issuer, indicated that the Preliminary Receivables are expected to be representative of the Receivables.

2.                                      As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 200 Preliminary Receivables from the Preliminary Base Data File (the “Sample Receivables”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Receivables that we were instructed to select from the Preliminary Base Data File.

For the purpose of the procedures described in this report, the 200 Sample Receivables are referred to as Sample Receivable Numbers 1 through 200.

3.                                      As instructed by the Servicer, on behalf of the Issuer, we combined the information on the Part A Preliminary Data File and Part B Preliminary Data File.  The Preliminary Data Files, as combined, are hereinafter referred to as the “Preliminary Data File.”

4.                                      For each credit card account on the Preliminary Base Date File and Preliminary Data File, we compared the account number (the “Account Number”), as shown on the Preliminary Base Date File, to the corresponding Account Number, as shown on the Preliminary Data File, and noted that:

a.                                      All of the Preliminary Receivables were included on both the Preliminary Base Data File and Preliminary Data File and

b.                                      No credit card account other than the Preliminary Receivables were included on the Preliminary Base Data File or Preliminary Data File.

5.                                      For each Sample Receivable, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Document, subject to the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A.  All such compared information was in agreement.

6.                                      As instructed by the Servicer, on behalf of the Issuer, we combined the information on the Part A Data File and Part B Data File.  The Data Files, as combined, are hereinafter referred to as the “Data File.” The Servicer, on behalf of the Issuer, indicated that the credit card accounts on the Data File are the Receivables.

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7.                                      For each credit card account on the Preliminary Data File and Data File, we compared the Account Number, as shown on the Preliminary Data File, to the corresponding Account Number, as shown on the Data File, and noted that:

a.                                      38,595 of the Receivables included on the Data File were not included on the Preliminary Data File,

b.                                      19,600 of the Preliminary Receivables included on the Preliminary Data File were not included on the Data File (the “Removed Preliminary Receivables”) and

c.                                       17 of the Removed Preliminary Receivables were Sample Receivables (the “Removed Sample Receivables”).

The Removed Sample Receivables are Sample Receivables Numbers 3, 21, 22, 44, 45, 116, 127, 136, 139, 142, 149, 152, 156, 159, 163, 174 and 179.

8.                                      For the 183 Sample Receivables included on the Data File, we compared the Sample Characteristics (except for the account age and credit limit Sample Characteristics, which we were instructed by the Servicer, on behalf of the Issuer, not to compare due to the passage of time between the Preliminary Cut Off Date and the Cut Off Date), as shown on the Preliminary Data File, to the corresponding information, as shown on the Data File.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

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Exhibit 1 to Attachment A

Sample Characteristics

Sample Characteristic	Preliminary Data File Field Name	Note

Account Number	Unique_id	i.

State	Borrower_state

Open date	Open_date

Account age	Account_age	ii.

APR	Apr

Credit limit	Credit_limit	iii.

Card type	Card_type	iv.

Credit score	VantageScore2	v.

Notes:

i.                                          For identification purposes only.

ii.                                       For the purpose of comparing the account age Sample Characteristic for each Sample Receivable, the Servicer, on behalf of the Issuer, instructed us to recalculate the account age as the difference between the:

a.                                      Preliminary Cut Off Date and

b.                                      Open date, as shown on the Source Document.

iii.                                    The Servicer, on behalf of the Issuer, indicated that the Source Document for certain Sample Receivables contained account activity which occurred after the Preliminary Cut Off Date.  For the purpose of comparing the credit limit Sample Characteristic for each Sample Receivable, the Servicer, on behalf of the Issuer, instructed us to only consider account activity shown on the Source Document which occurred on or prior to the Preliminary Cut Off Date.

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Notes: (continued)

iv.                                   For the purpose of comparing the card type Sample Characteristic for each Sample Receivable, except for Sample Receivables with a card type of “UnSecured,” as shown on the Preliminary Data File (each, a “FIS Sample Receivable”), the Servicer, on behalf of the Issuer, instructed us to note agreement in accordance with the decode table that is shown below:

Preliminary Data File Value	Source Document Value

0 — Secured	0000

1 — Partial	0000

2 — UnSecured	2000

We were instructed by the Servicer, on behalf of the Issuer, not to compare the card type Sample Characteristic for each FIS Sample Receivable.

v.                                      We were instructed by the Servicer, on behalf of the Issuer, not to compare the credit score Sample Characteristic for each Sample Receivable with a credit score of “0” or “<blank>,” as shown on the Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, that are described in the notes above.

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Exhibit 2 to Attachment A

Sample Characteristic Difference

Between the Preliminary Data File and Data File

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Data File Value

47	State	ME	FL